SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Operating lease:
Right-of-use assets, net	$ 7,256,728	$ 6,632,749
Lease liabilities:
Current	2,320,101	2,100,281
Non-current	5,285,905	4,883,321
Total lease liabilities	$ 7,606,006	$ 6,983,602